 [Translation]

SEMI-ANNUAL REPORT

 (During The 11th Term)

From: July 1, 2004

To: December 31, 2004

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT

 (During The Eleventh Term)

From:  July 1, 2004

To:  December 31, 2004

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT

(During The Eleventh Term)

From: July 1, 2004

To:  December 31, 2004

To:  Director of Kanto Local Finance Bureau

Filing Date: March 31, 2005

Name of the Fund:

PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:

PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative

Charles E. Porter

of Trustees:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

             (Seal)

Ken Miura

Attorney-at-Law

Signature [Ken Miura]

             (Seal)

Address or Place of Business

Marunouchi Kitaguchi Building,

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building,

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

I.

STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1)

Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of January 2005)
			Investment
Types of Assets	Name of Country	Total USD	Ratio (%)
Common Stock	France	$121,039,816	21.25
	United Kingdom	108,197,858	18.99
	Switzerland	87,622,273	15.38
	Netherlands	63,949,134	11.23
	Italy	43,142,183	7.57
	Sweden	37,502,044	6.58
	Germany	28,291,339	4.97
	Ireland	20,377,466	3.58
	Spain	13,872,080	2.44
	Belgium	7,972,209	1.40
	Greece	7,601,740	1.33
	Finland	7,033,426	1.23
	Austria	5,968,810	1.05
	Norway	5,624,465	0.99
	Hungary	5,013,025	0.88
	Poland	3,098,602	0.54
	Morocco	1,377,904	0.24
Sub-total		$567,684,374	99.65
Cash, Deposit and Other
Assets (After deduction of liabilities)		1,967,601	0.35
Total		$569,651,975	100.00
(Net Asset Value)		JPY 59,021,641,130

Note 1:

Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

Note 2:

The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 103.61 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2005 quoted by The Bank of Tokyo-Mitsubishi, Ltd.  The same applies hereinafter.

Note 3:

In this report, money amounts and percentages have been rounded.  Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount.  Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary.  As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)

Results of Past Operations

a.

Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2005 is as follows:

	Total Net Asset Value		Net Asset Value per Share
	USD	JPY
	(thousands)	(millions)	USD	JPY
2004 End of February	31,494	3,263	18.34	1,900
March	28,980	3,003	17.69	1,833
April	27,395	2,838	17.38	1,801
May	26,976	2,795	17.67	1,831
June	24,410	2,529	17.84	1,848
July	21,171	2,194	17.30	1,792
August	19,146	1,984	17.33	1,796
September	17,392	1,802	18.01	1,866
October	16,816	1,742	18.69	1,936
November	17,842	1,849	19.98	2,070
December	17,642	1,828	20.81	2,156
2005 End of January	16,828	1,744	20.39	2,113

Note:

Operations of Class M Shares were commenced on December 1, 1994.

b.

Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains
The Tenth Fiscal Year (7/1/03-6/30/04)	$0.204 (JPY 21.136)	$0 (JPY0)

Note:

Record of distribution paid from December 1996 to December 2004 is as follows:

	Dividend		NAV per Share
Ex-dividend Date	USD	Yen	USD
1996 December 20	$1.228	127.23	$16.11
1997 December 19	$1.427	147.85	$18.09
1998 December 18	$1.196	123.92	$20.76
1999 December 17	$0.042	4.35	$25.21
2000 December 20	$2.138	221.52	$21.39
2001 December 20	$0.012	1.24	$16.78
2002 December 20	$0.127	13.16	$13.61
2003 December 18	$0.204	21.14	$17.20
2004 December 21	$0.092	9.53	$20.31

c.

Record of Return Rate (Class M Shares)

Period	Return Rate (*)
February 1, 2004 –January 31, 2005	13.66%

(*)

Return Rate (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2004 and Ending NAV means net asset value per share on January 31, 2005.

II.

FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III.

Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2005 and number of outstanding shares of the Fund as of the end of January 2005 are as follows:

(2/1/04 – 1/31/05)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares
99,358	1,132,963	825,130
(11,870)	(979,680)	(369,200)

Note:

The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV.  OUTLINE OF THE FUND

1.

Fund

(1)

Amount of Capital Stock

Not applicable.

(2)

Description of Business and Conditions of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets.  The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3)

Miscellaneous

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits.  Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

2.

Putnam Investment Management, LLC ("Investment Management Company")

(1)

Amount of Capital Stock

a.

Amount of member’s equity (as of the end of January, 2005)

$14,818,904*+

b.

Amount of capital / member’s equity for the past five years:

       Year

Member’s Equity

End of 2000

$209,635,521

End of 2001

$170,497,323

End of 2002

$138,739,094

End of 2003

$144,486,036

End of 2004

-$9,155,466*+

* During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements.  This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease.  Net income for the year ended December 31, 2004 was $89,819,256.  This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Member’s Equity.

(2)

Description of Business and Conditions of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.  As of the end of January 2005, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $138 billion):

(As of January 31, 2005)

Country where Funds are established or managed	Principal Characteristic	Number of Funds	Net Asset Value (million dollars)
U.S.A.	Closed End Type Bond Fund	13	4,616.09
	Open End Type Balanced Fund	13	37,669.61
	Open End Type Bond Fund	32	32,231.12
	Open End Type Equity Fund	50	63,649.75
	Total	108	138,166.57

(3)

Miscellaneous

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits.  Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

V.

OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Omitted, translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

To:  Director of Kanto Local Finance Bureau

Filing Date: March 31, 2005

Name of the Registrant Company:

PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative

Charles E. Porter

of Trustees:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

               (Seal)

Ken Miura

Attorney-at-Law

Signature [Ken Miura]

                  (Seal)

Address or Place of Business

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 50 million Class M shares.  Up to the total amount obtained by aggregating the net asset value per Class M share in respect of 50 million Class M shares.  (The maximum amount expected to be sold is 934.50 million U.S. dollars (JPY96.8 billion)

Note 1:

U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 103.61, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2005.

Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M share as of October 31, 2004 (USD 18.69) by 50 million Class M shares for convenience.

Places where a copy of this Amendment to Securities Registration

Statement is available for Public Inspection

Not applicable.

I.

Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on December 28, 2004 due to the fact that the Semi-annual Report was filed on March 31, 2005.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.

Contents of the Amendments:

Part II.

INFORMATION ON THE FUND

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original SRS]		[Aforementioned Semi-annual Report]
I. 5.	Description of the Fund Status of Investment Portfolio	I.	Status of Investment Portfolio of the Fund
(A)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio
(C)	Results of Past Operations	(2)	Results of Past Operations
(1)

Record of Changes in Net Assets Class M Shares)

(Regarding the amounts as at the end of each month during one-year period from, and including, the latest relevant date prior to the filing date of the Original SRS)

a

Record of Changes in Net Assets (Class M Shares)

(Regarding the amounts as at the end of each month during one-year period from, and including, the latest relevant date prior to the filing date of the aforementioned Semi-annual Report)

(2)	Record of Distributions Paid (Class M Shares)	b

Record of Distributions Paid (Class M Shares)

(Information regarding the dividends paid during one-year period from, and including the latest relevant date prior to the filing date of the aforementioned Semi-annual Report is added)

(3)	Record of Changes in Return Rate (Class M Shares)	c

Record of Return Rate (Class M Shares)

(Information regarding the return rate during one-year period from, and including the latest relevant date prior to the filing date of the aforementioned Semi-annual Report is added)

Part III.

DETAILED INFORMATION ON THE FUND

With respect to Section IV Financial Conditions of the Fund in the Original SRS, Item II Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the Original SRS.

The following matter in the Original SRS is amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

V.	Record of Sales and Repurchases (Class M Shares)	III.

Record of Sales and Repurchases (Class M Shares)

(Information regarding the record of sales and repurchases during one-year period from, and including the latest relevant date prior to the filing date of the aforementioned Semi-annual Report is added)

Part IV.

SPECIAL INFORMATION

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original SRS]		[Aforementioned Semi-annual Report]
I	Outline of the Management Company
1.	Outline of the Management Company	IV.	Outline of the Management Company
(A)	Fund	(1)	Amount of Capital Stock
(1)	Amount of Capital Stock	1.	Fund
(B).	Putnam Investment Management, LLC (Investment Management Company)	2.	Putnam Investment Management, LLC (Investment Management Company)
(1)	Amount of Capital Stock
2	Description of Business and Outline of Operation	(2)	Description of Business and Conditions of Operation
(A)	Fund	1.	Fund
(B).	Putnam Investment Management, LLC (Investment Management Company)	2.	Putnam Investment Management, LLC (Investment Management Company)

With respect to (B) Investment Management Company, 3. Financial Conditions of Management Company of I. Outline of the Management Comapny in the Original SRS, 2. Investment Management Company of Item V. Outline of the Financial Status of the Management Company in the aforementioned Semi-annual Report is added to the Original SRS.

In addition to the amendments above-mentioned, the following amendment is made.

Part II.

INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(B) Structure of the Fund

2. Putnam Investment Management, LLC (Investment Management Company)

c. History of the Company

<Before amendment>

The Investment Management Company is one of America's oldest and largest money management firms.  Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio.  By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk.  The Investment Management Company has been managing mutual funds since 1937.  Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $139 billion in an aggregate net asset value in nearly 12 million shareholder accounts as of October 31, 2004.  An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies.  Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Total assets under management of Putnam Group are over $208 billion as of the end of October 2004.

Putnam Investment Management, LLC, Putnam Retail Management Limited Partnership, Putnam Investments Limited and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

<After amendment>

The Investment Management Company is one of America's oldest and largest money management firms.  Investment Management Company’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio.  By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk.  The Investment Management Company has been managing mutual funds since 1937.  Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of over $138 billion in aggregate net asset value and over 11 million shareholder accounts as of January 31, 2005.  An affiliate, The Putnam Advisory Company, LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies.  Another affiliate, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Total assets under management of Putnam entities, including assets managed for mutual funds and other clients, are nearly $204 billion as of the end of January 2005.

Putnam Investment Management, LLC, Putnam Retail Management Limited Partnership, Putnam Investments Limited and Putnam Fiduciary Trust Company are subsidiaries of Putnam, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Annex to V. Miscellaneous, Part IV. of SRS
Record of Changes in Net Assets (Class M Shares)
	from December 1994 to January 2005

	Total Net Asset Value	Net Asset Value per Share
	USD(thousands)	USD
1994 End of December	48	12.31
1995 End of January	116	12.14
February	184	12.35
March	383	12.47
April	427	13.18
May	519	13.74
June	746	13.90
July	841	14.74
August	1,125	14.28
September	1,318	14.62
October	1,526	14.55
November	1,594	14.59
December	1,721	14.51
1996 End of January	1,993	14.78
February	2,309	15.05
March	2,613	15.38
April	3,219	15.45
May	3,660	15.80
June	4,036	15.86
July	4,296	15.46
August	4,955	15.91
September	5,594	16.35
October	6,131	16.44
November	7,504	17.44
December	8,216	16.47
1997 End of January	9,345	16.46
February	10,494	16.98
March	12,149	17.27
April	13,928	17.13
May	14,945	17.99
June	15,811	18.85
July	17,982	19.76
August	16,536	18.59
September	19,465	20.37
October	18,746	19.28
November	19,334	19.55
December	20,002	18.52
1998 End of January	20,999	18.82
February	23,418	20.52
March	26,875	22.21
April	31,145	22.97
May	36,768	23.45
June	42,614	23.51
July	114,329	23.96
August	163,573	20.31
September	137,523	19.19
October	124,309	20.93
November	142,392	21.92
December	212,900	21.56
1999 End of January	140,921	21.97
February	171,214	21.43
March	156,614	21.41
April	128,110	22.05
May	104,598	21.05
June	97,950	21.48
July	93,660	21.79
August	89,613	21.77
September	86,166	21.74
October	89,671	22.54
November	91,114	23.83
December	95,375	26.39
2000 End of January	79,169	25.04
February	75,866	27.48
March	79,478	27.60
April	71,636	25.91
May	79,056	25.48
June	79,416	26.50
July	75,492	26.41
August	74,055	26.46
September	69,145	24.63
October	66,846	23.97
November	65,509	23.00
December	71,831	22.59
2001 End of January	69,067	21.95
February	63,719	20.40
March	56,969	18.79
April	61,437	20.03
May	55,968	19.11
June	54,103	18.39
July	52,627	18.29
August	50,050	17.89
September	43,366	16.08
October	40,013	16.47
November	41,246	16.91
December	41,579	17.34
2002 End of January	38,165	16.39
February	37,585	16.48
March	38,551	17.26
April	37,018	17.15
May	36,012	17.12
June	34,312	16.46
July	29,890	14.62
August	28,924	14.53
September	24,642	12.59
October	26,457	13.74
November	26,752	14.42
December	24,849	13.73
2003 End of Jnauary	140,921	21.97
February	171,214	21.43
March	19,758	12.51
April	22,171	14.00
May	27,819	14.85
June	34,460	14.68
July	41,974	14.93
August	46,548	15.01
September	49,073	15.21
October	52,050	16.12
November	45,740	16.73
December	35,594	17.75
2004 End of January	33,676	18.02
February	31,494	18.34
March	28,980	17.69
April	27,395	17.38
May	26,976	17.67
June	24,410	17.84
July	21,171	17.30
August	19,146	17.33
September	17,382	18.01
October	16,816	18.69
November	17,842	19.98
December	17,642	20.81
2005 End of January	16,828	20.39

[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(For NAV Sale)

To:  Director of Kanto Local Finance Bureau

Filing Date: August 1, 2005

Name of the Registrant Trust:

PUTNAM EUROPE EQUITY FUND

Name and Official Title of

Charles E. Porter

Representative Of Trustees:

Executive Vice President, Associate Treasurer and Principal Executive Officer

Address of Principal Office:

One Post Office Square

Boston, Massachusetts 02109

U. S. A.

Name and Title of Registration Agent:

Harume Nakano

Attorney-at-Law

Ken Miura

Attorney-at-Law

Address or Place of Business

Marunouchi Kitaguchi Building,

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Name of Liaison Contact:

Harume Nakano

Ken Miura

Attorneys-at-Law

Place of Liaison Contact:

Mori Hamada & Matsumoto

Marunouchi Kitaguchi Building,

6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

Phone Number:

03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 50 million Class M shares.  Up to the total amount obtained by aggregating the net asset value per Class M share in respect of 50 million Class M shares.  (The maximum amount expected to be sold is 934.5 million U.S. dollars (JPY 101 billion.)

Note 1:

U.S. $ amount is translated into Japanese Yen at the rate of 1 USD=JPY 108.11, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2005.

Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M share as of October 29, 2004 (USD 18.69) by 50 million Class M shares for convenience.

Places where a copy of this Amendment to Securities Registration

Statement is available for Public Inspection

Not applicable.

I.

Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2004 (as amended on March 31, 2005) due to the fact that there are matters to be amended.

II.

Contents of the Amendments:

Amendments are shown by underlines.

PART II.

INFORMATION CONCERNING FUND

I.

DESCRIPTION OF THE FUND

2.

INVESTMENT POLICY

(E)

Restrictions on Investment:

[Before amendment]

- Omitted hereinbefore -

(9)

Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Subject to shareholder approval at a meeting to occur no later than January 10, 2005, the Trustees have approved the following modifications to fundamental restrictions (1), (5) and (6) above:

The fund may not…

(1)

“Borrow money in excess of 33 1/3 % of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.”

(5) “Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.”

(6) “With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.”

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

(9)

Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

- Omitted hereinafter -

4.

FEES AND TAX

(E)

Tax Treatment of Shareholders in Japan:

[Before amendment]

As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:

(1)

Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic share investment trust.

(2)

Distributions (including differences (in terms of the fund’s currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be paid to individual unithholders from 1st January, 2004 to 31st March, 2008, will be subject to 10% withholding tax in Japan (i.e. 7% income tax and 3% local tax)(on and after 1st April, 2008, 20% (15% income tax and 5% local tax). Irrespective of the amount of distributions, unitholders may select either a non-tax reporting method or overall tax treatment under which distributions will be treated by distribution income by making a tax report. In the case of non-tax reporting method, there will be no additional tax to be levied other than the withholding tax.

(3)

In the case of corporations (excluding public corporation, etc.), only 7% income tax will be withheld (on and after 1st April, 2008, only 15% income tax will be withheld).  The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(4)

Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 15% and the amount obtained after such deduction will be paid in Japan.   When the recently signed U.S.-Japan tax treaty enters into force (after the treaty is ratified) such distributions will be subject to withholding of U.S. federal income tax at a rate of 10%.  Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan.  The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

(5)

When individual unitholders transfer their units or request repurchase of their units, tax will be levied as follows:

a)

An amount (Yen amount) of transfer of the units, minus an acquisition cost (Yen amount) of the unitholder, will be treated as transfer income of shares, etc. and such amount will be subject to separate tax by tax application at the rate of 10% (7% income tax and 3% local tax) until 31st December, 2007 (on and after 1st January, 2008, 20% (15% income tax and 5% local tax).  If there is a profit or loss, such profit or loss may be set off by transfer profit or loss of shares, etc.

b)

Units may be handled in a "Specific Account."

(6)

In certain case, for distributions and consideration of transfer and repurchase, a report of payments will be filed with the chief of the tax office.

This Fund will be treated as publicly offered, foreign share fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

[After amendment]

As of the filing date of this document, the tax treatment of Shareholders in Japan shall be as follows:

(1)

Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic share investment trust.

(2)

Distributions (including differences (in terms of the fund’s currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be paid to individual unithholders from 1st January, 2004 to 31st March, 2008, will be subject to 10% withholding tax in Japan (i.e. 7% income tax and 3% local tax)(on and after 1st April, 2008, 20% (15% income tax and 5% local tax). Irrespective of the amount of distributions, unitholders may select either a non-tax reporting method or overall tax treatment under which distributions will be treated by distribution income by making a tax report. In the case of non-tax reporting method, there will be no additional tax to be levied other than the withholding tax.

(3)

In the case of corporations (excluding public corporation, etc.), only 7% income tax will be withheld (on and after 1st April, 2008, only 15% income tax will be withheld).  The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

(4)

In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force.  The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.  Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax.  Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(5)

When individual unitholders transfer their units or request repurchase of their units, tax will be levied as follows:

a)

An amount (Yen amount) of transfer of the units, minus an acquisition cost (Yen amount) of the unitholder, will be treated as transfer income of shares, etc. and such amount will be subject to separate tax by tax application at the rate of 10% (7% income tax and 3% local tax) until 31st December, 2007 (on and after 1st January, 2008, 20% (15% income tax and 5% local tax).  If there is a profit or loss, such profit or loss may be set off by transfer profit or loss of shares, etc.

b)

Units may be handled in a "Specific Account."

(6)

In certain case, for distributions and consideration of transfer and repurchase, a report of payments will be filed with the chief of the tax office.

This Fund will be treated as publicly offered, foreign share fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties.  Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

PART III.

SPECIAL INFORMATION

I.

OUTLINE OF THE FUND

1.

FUND

(E)

Miscellaneous:

(3)

Litigation and Other Significant Events

[Before amendment]

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million.  The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings.  The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds.  Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits.  Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing.  The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

[After amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the SEC resolving its inquiry into Putnam Management’s alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the SEC. These amounts subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the SEC. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

2.

PUTNAM INVESTMENT MANAGEMENT, LLC (INVESTMENT MANAGEMENT COMPANY)

(E)

Miscellaneous:

(5)

Litigation, etc.

[Before amendment]

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans.  The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million.  The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings.  The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds.  Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits.  Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing.  The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

[After amendment]

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the SEC resolving its inquiry into Putnam Management’s alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the SEC. These amounts subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the SEC. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

VI.

OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS

[Before amendment]

- Omitted hereinbefore -

VI.

Tax Matters

A.

Tax Treatment of Shareholders in Japan

Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan "on page 38 of the Annual Report.

B.

U.S. Tax Treatment of Non-U.S. Citizens

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above.  The new regulations generally are effective for payment made after December 31, 2000.  In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties.  Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations. These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding.  For example, the new regulations require non-U.S. investors to provide new forms.

The regulations clarify withholding agents' reliance standards.  They also require additional certifications for claiming treaty benefits.  For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations.  The regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments.  The regulations also amend the foreign broker office definition as it applies to partnerships.

The regulations are complex and this summary does not completely describe them.  Non-U.S. investors should consult with their tax advisors to determine how the regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor.

C.

U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders.  In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.  A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Non-tax-exempt shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares. Distributions from a Fund derived from interest, dividends, and certain other income, including in general short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, in excess of net long-term capital gains and net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long the shareholder has held shares in the Fund. Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains.  Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.  Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.  An individual's taxpayer identification number is his or her social security number.

 The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative actions.  Dividends and distributions also may be subject to foreign, state or local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes.  The foregoing discussion relates solely to U.S. federal income tax law.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

VI.

Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.”  Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States, should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information.  Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” on page 38 of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund.  The following discussion is very general and subject to change.  Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties.  Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

A.

U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders.  In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).  In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts.  A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains.  Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

B.

U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements.  For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force.  Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax.  Special tax rules apply to distributions by the Fund to non-U.S. shareholders of gain attributable to U.S. real property interests (“FIRPTA Distributions”).

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”).  However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.  Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described below) the Fund’s shares will nevertheless not constitute USRPIs if the Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by non-U.S. shareholders.

Effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information  exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”).

Special rules apply to the tax treatment of distributions from a Fund that are paid to a non-U.S. shareholder and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs.  The Code deems any corporation that holds (or held during the previous five-year period) “U.S. real property interests” with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period.  Generally effective for taxable years of RICs beginning after December 31, 2004 and to dividends paid or deemed paid on or before December 31, 2007, distributions to non-U.S. shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those non-U.S. shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding.  The backup withholding tax rate is 28% for amounts paid through 2010.  Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

- Omitted hereinafter -